Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document Type	S-1
Entity Registrant Name	VELODYNE LIDAR, INC.
Entity Tax Identification Number	83-1138508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5521 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138
City Area Code	669
Local Phone Number	275-2251
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001745317
Amendment Flag	false
Business Contact [Member]
Contact Personnel Name	Anand Gopalan
Entity Address, Address Line One	5521 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138
City Area Code	669
Local Phone Number	275-2251